Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Disclosure Of Dues To Banks And Correspondents [Line Items]
Interest payable		S/ 125,707,000		S/ 144,089,000
Notional amount		18,357,632,000		12,940,167,000
COFIDE [Member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations		370,000,000			S/ 520,000,000
Interest payable		19,925,000		12,656,000
Notional amount		S/ 4,183,571,000,000		S/ 5,887,938,000,000
COFIDE [Member] | Currency Repurchase Obligations [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	March 2022	March 2022	March 2021 and March 2020	March 2021 and March 2020
Borrowings Effective Annual Interest Rate	$ 2.74	S/ 7.55	$ 2.74	S/ 7.55
COFIDE [Member] | Currency Repurchase Obligations [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	$ 3.29	7.67	$ 3.46	7.67
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations		S/ 1,572,624,000		1,328,384,000
Interest payable				S/ 12,197,000
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	April 2023 and October 2024	April 2023 and October 2024	March 2021 and July 2024	March 2021 and July 2024
Borrowings Effective Annual Interest Rate | $	$ 0.50		$ 0.50
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate | $	2.04		$ 2.92
COFIDE [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity			December 2029	December 2029
Borrowings Effective Annual Interest Rate	$ 5.86	S/ 7.55	$ 5.99
COFIDE [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	October 2034	October 2034	January 2027	January 2027
Borrowings Effective Annual Interest Rate	$ 8.39	S/ 7.67	$ 8.39
COFIDE [Member] | Debit in local Currency [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations		4,389,903,000,000		S/ 5,887,938,000,000
Interest payable		S/ 11,218,000,000		S/ 14,602,000,000
COFIDE [Member] | Debit in local Currency [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	May 2023 and November 2025	May 2023 and November 2025	May 2023 and December 2023	May 2023 and December 2023
Borrowings Effective Annual Interest Rate	$ 0.50		$ 0.50	S/ 7.55
COFIDE [Member] | Debit in local Currency [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate		S/ 8.05	0.51	S/ 7.67
FMV Loans [Member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate | $	$ 7.75		$ 7.75
FMV Loans [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	February 2022	February 2022	January 2021	January 2021
Borrowings Effective Annual Interest Rate		S/ 5.00	$ 5.00
FMV Loans [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	November 2028	November 2028	December 2045	December 2045
Borrowings Effective Annual Interest Rate		S/ 8.30		S/ 8.30